Contract Amounts of Foreign Exchange Contracts (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Line Items]
To sell foreign currencies	¥ 420,272	¥ 391,455
To buy foreign currencies	¥ 66,563	¥ 75,016